Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other receivables

	At 31 December
(in USD million)	2024	2023

Trade receivables from contracts with customers1)	11,216	10,706
Other current trade receivables	1,510	971
Receivables from participation in joint operations and similar arrangements	529	471
Receivables from equity accounted companies and other related parties	335	1,056

Trade and other receivables	13,590	13,204

1) Trade receivables from contracts with customers are shown net of an immaterial provision for expected losses.